UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Report to Stockholders.

Smith Group Funds

Smith Group Large Cap Core Growth Fund

Investor Class Shares — BSLNX
Institutional Class Shares — BSLGX

Smith Group Small Cap Focused Growth Fund

Investor Class Shares — SGSVX
Institutional Class Shares — SGSNX

SEMI-ANNUAL REPORT

www.smithgroupfunds.com	MARCH 31, 2015

SMITH GROUP LARGE CAP CORE GROWTH FUND

Dear Investor,

For the first six months of fiscal year 2015 ended March 31, 2015, the Smith Group Large Cap Core Growth Fund’s (“the Fund”) return on a net asset value basis for the Institutional Class was 9.62%, including dividends of $1.35 per share. This result was well ahead of the performance of the broader market, as the Standard & Poor’s 500 index posted a return of 5.93%.

The Fund’s solid performance for the period was primarily due to a focus on growth and also helped by attention to valuation. With regards to growth, the core of the Smith Group investment process is seeking to identify companies that grow faster than expectations, and this attribute was well rewarded during the period. The first quarter of the fiscal year provided most of the positive move in the market as lower energy-prices, resolution of political uncertainty with the election complete, and decent domestic growth made investors more optimistic. The second quarter began with a significant pullback followed with more volatility both up and down as slowing global growth, softer language from the Federal Reserve, and cautious spending by the U.S. consumer competed for investors’ attention. In total, though, the market posted solid returns for the six months, reflecting continued slow and steady growth in the domestic economy and corporate results that could surprise positively given the current lowered expectations.

The Fund’s strong performance, both in absolute terms and relative to the broader market, was helped by the Industrials and Consumer Staples sectors. The Fund’s holdings Alaska Air and Boeing in the Industrials sector appreciated 53% and 19%, respectively, on strong earnings reports. Alaska Air continued to deliver industry-leading margins and strong passenger growth, and was also helped by lower fuel prices. Boeing is showing results of quality and cost control initiatives, in addition to a solid increase in orders and backlog. In Consumer Staples, grocery store operator Kroger gained 48% during the period as increased demand for higher margin goods such as organic and private label products helped the bottom line. Shares of wholesale club Costco appreciated 20% resulting from a strong new club opening schedule and higher membership renewal rates.

On the negative side, holdings in the Financials sector lagged the benchmark. Shares of Discover Financial Services declined almost 12% as weakness in revenues from the payment services division due to lower gasoline prices took a toll. In addition, a one-time charge from the mortgage unit and higher marketing and employment costs had a negative impact on margins. The Fund’s position in Comerica bank dropped almost 9% as investors became concerned with its exposure to the energy sector and the Texas market given the decline in oil prices.

We are pleased to have generated the strong 9.62% return during the first six months of the fiscal year. We are also pleased to see investors rewarding companies that deliver results in excess of expectations, which fits well with the Smith Group investment process. We believe an environment of continued slow and steady economic growth should provide a solid foundation for strong business performance of the companies in the Fund going forward. We continue to believe our focus on high quality companies where earnings can exceed market expectations is the key to generating excess returns over the long term. Thank you for placing your trust in Smith Group Asset Management. As always, we appreciate the opportunity to serve your investment needs.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in an index.

Earnings growth is not a measure of the Fund’s future performance.

The Smith Group Funds are distributed by Quasar Distributors, LLC and Smith Asset Management Group L.P. is the investment adviser.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

Dear Investor,

For the first six months of fiscal year 2015 ended March 31, 2015, the Smith Group Small Cap Focused Growth Fund’s (“the Fund”) appreciation on a net asset value basis for the Institutional Class was 12.36%. During the same period, the Russell 2000 Growth index posted a return of 17.36%.

For this half of the fiscal year, the first quarter provided most of the positive move in the equity market as lower energy-prices, resolution of political uncertainty with the election complete, and decent domestic growth made investors more optimistic. The second quarter began with a significant pullback followed with more volatility both up and down as slowing global growth, softer language from the Federal Reserve, and cautious spending by the U.S. consumer competed for investors’ attention. In total, though, the market posted solid returns for the six months, reflecting continued slow and steady growth in the domestic economy and corporate results that could surprise positively given the current lowered expectations. In the small capitalization segment of the market, the period was dominated by significant rallies in the months of October and February and just one down month as the market greeted the new year with a January correction. The rallies were driven in large part by the Health Care sector and more notably Biotechnology, suggesting investors were increasingly comfortable with risk after small capitalization stocks delivered negative returns during the first nine months of calendar 2014. The Smith Group investment process emphasizes earnings in excess of expectations, along with earnings quality and valuation, and thus it was difficult for the Fund to keep up with the broader market during the period.

The Fund’s solid absolute return, while lagging the benchmark, was helped by the Consumer Discretionary and Industrials sectors. The Fund’s holdings in Columbia Sportswear and DineEquity in the Consumer Discretionary sector appreciated 71% and 33%, respectively, on strong earnings reports. Columbia’s private label clothing and accessories are improving margins and a focus on developing new technologies are helping sales of full price merchandise. DineEquity, the restaurant operator of Applebee’s and IHOP, are realizing improved profitability as it converts company owned restaurants to franchises, as well as seeing consumers willing to spend more as lower energy prices are positively impacting disposable incomes. In Industrials, the Fund benefitted from positions in HNI Corp, an office furniture manufacturer, and A.O. Smith, a manufacturer of water heaters, which appreciated 55% and 40%, respectively, on continued strong earnings reports.

On the negative side, holdings in the Information Technology sector along with the aforementioned Health Care sector lagged the benchmark. The Fund’s holdings in Lattice Semiconductor and NetScout Systems in the IT sector declined 12% on concerns over slowing sales and 4% on worry about the integration of a large acquisition, respectively. In Health Care, the Fund struggled to keep pace with big Biotech contributors in the benchmark. In addition, the Fund’s position in Sunesis Pharmaceuticals declined 69% due to disappointing study results for one of its product candidates.

While the market during this period did not favor the growth relative to expectations and earnings quality characteristics we prefer, our eye on valuations helped the Fund generate a solid absolute return. Going forward, we believe continued slow and steady economic growth should provide a solid foundation for strong business performance of the companies in the Fund. We continue to believe our focus on high quality companies where earnings can exceed market expectations is the key to generating excess returns over the long term. Thank you for placing your trust in Smith Group Asset Management. As always, we appreciate the opportunity to serve your investment needs.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The securities of small-sized companies may have greater price volatility and less liquidity than the securities of larger companies. Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Because the Fund is new with limited operating history there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

Earnings growth is not a measure of the Fund’s future performance.

The Smith Group Funds are distributed by Quasar Distributors, LLC and Smith Asset Management Group L.P. is the investment adviser.

SMITH GROUP LARGE CAP CORE GROWTH FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN AS OF MARCH 31, 2015

		1 Year	Since Inception(1)
Investor Class		13.09%	12.81%
S&P 500 Index(2)		12.73%	13.11%
Russell 1000 Growth Index(3)		16.09%	14.47%

	1 Year	5 Year	Since Inception(4)
Institutional Class	13.30%	15.72%	4.69%
S&P 500 Index(2)	12.73%	14.47%	6.14%
Russell 1000 Growth Index(3)	16.09%	15.63%	8.21%

(1)	Inception date of the Investor Class was February 24, 2014.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
(3)	The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000 Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values.
(4)	Inception date of the Institutional Class was June 1, 2007.

SMITH GROUP LARGE CAP CORE GROWTH FUND

ALLOCATION OF PORTFOLIO(1) (UNAUDITED)
AS OF MARCH 31, 2015
(% OF NET ASSETS)

TOP TEN HOLDINGS(1) (UNAUDITED)
AS OF MARCH 31, 2015
(% OF NET ASSETS)

DST Systems, Inc.	2.5%
Hologic, Inc.	2.5%
F5 Networks, Inc.	2.5%
Alaska Air Group, Inc.	2.5%
Rockwell Automation, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Boeing Co.	2.5%
ANSYS, Inc.	2.5%
Home Depot, Inc.	2.5%
Gentex Corp.	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN — AS OF MARCH 31, 2015

	1 Year	Since Inception(1)
Investor Class	7.11%	5.56%
Institutional Class	7.41%	5.80%
Russell 2000 Growth Index(2)	12.06%	10.21%

(1)	Inception date of the Fund was December 30, 2013.
(2)	The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

ALLOCATION OF PORTFOLIO(1) (UNAUDITED)
AS OF MARCH 31, 2015
(% OF NET ASSETS)

TOP TEN HOLDINGS(1) (UNAUDITED)
AS OF MARCH 31, 2015
(% OF NET ASSETS)

Centene Corp.	3.3%
Columbia Sportswear Co.	3.0%
NuVasive, Inc.	2.9%
Deluxe Corp.	2.9%
HNI Corp.	2.9%
Manhattan Associates, Inc.	2.9%
AmSurg Corp.	2.8%
Chemed Corp.	2.8%
Graphic Packaging Holding Co.	2.8%
A.O. Smith Corp.	2.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP FUNDS

EXPENSE EXAMPLES (UNAUDITED)
MARCH 31, 2015

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Large Cap Core Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/1/2014)	(3/31/2015)	(10/1/2014 – 3/31/2015)
Investor Class Actual(2)	$1,000.00	$1,095.20	$5.43
Investor Class Hypothetical (5% return before expenses)	1,000.00	1,019.75	5.24

Institutional Class Actual	1,000.00	1,096.20	4.13
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,020.99	3.98

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.04% and 0.79% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended March 31, 2015 of 9.52% and 9.62% for the Investor Class and Institutional Class, respectively.

SMITH GROUP FUNDS

EXPENSE EXAMPLES (UNAUDITED) – CONTINUED
MARCH 31, 2015

Small Cap Focused Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/1/2014)	(3/31/2015)	(10/1/2014 – 3/31/2015)
Investor Class Actual(2)	$1,000.00	$1,122.80	$7.14
Investor Class Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.79

Institutional Class Actual(2)	1,000.00	1,123.60	5.82
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,019.45	5.54

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.35% and 1.10% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended March 31, 2015 of 12.28% and 12.36% for the Investor Class and Institutional Class, respectively.

SMITH GROUP LARGE CAP CORE GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2015

	Shares	Value
COMMON STOCKS — 97.9%
Consumer Discretionary — 12.2%
Garmin Ltd.	30,000	$1,425,600
Gentex Corp.	79,400	1,453,020
Home Depot, Inc.	12,800	1,454,208
Starbucks Corp.	15,100	1,429,970
Wyndham Worldwide Corp.	15,900	1,438,473
		7,201,271
Consumer Staples — 9.8%
Clorox Co.	13,100	1,446,109
Costco Wholesale Corp.	9,500	1,439,203
Kimberly-Clark Corp.	13,500	1,445,985
Kroger Co.	18,800	1,441,208
		5,772,505
Energy — 9.8%
Chevron Corp.	13,600	1,427,728
Exxon Mobil Corp.	17,010	1,445,850
Helmerich & Payne, Inc.	20,690	1,408,368
SM Energy Co.	28,100	1,452,208
		5,734,154
Financials — 14.6%
Chubb Corp.	14,300	1,445,730
Comerica, Inc.	31,800	1,435,134
Discover Financial Services	24,700	1,391,845
Intercontinental Exchange, Inc.	6,200	1,446,274
Travelers Companies, Inc.	13,400	1,448,942
Voya Financial, Inc.	33,200	1,431,252
		8,599,177
Health Care — 17.1%
Actavis *	4,800	1,428,576
C.R. Bard, Inc.	8,600	1,439,210
Gilead Sciences, Inc. *	14,200	1,393,446
Hologic, Inc. *	44,900	1,482,823
Johnson & Johnson	14,300	1,438,580
McKesson Corp.	6,310	1,427,322
Quintiles Transnational Holdings, Inc. *	21,600	1,446,552
		10,056,509

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MARCH 31, 2015

	Shares	Value
Industrials — 12.2%
Alaska Air Group, Inc.	22,200	$1,469,196
Boeing Co.	9,700	1,455,776
Cintas Corp.	17,700	1,444,851
Rockwell Automation, Inc.	12,600	1,461,474
Union Pacific Corp.	12,500	1,353,875
		7,185,172
Information Technology — 22.2%
Amdocs Ltd.	26,700	1,452,480
ANSYS, Inc. *	16,500	1,455,135
Apple, Inc.	11,500	1,430,945
Aspen Technology, Inc. *	37,300	1,435,677
Cisco Systems, Inc.	52,900	1,456,072
DST Systems, Inc.	13,500	1,494,585
F5 Networks, Inc. *	12,800	1,471,232
FactSet Research Systems, Inc.	9,100	1,448,720
Hewlett-Packard Co.	44,400	1,383,504
		13,028,350
Total Common Stocks
(Cost $46,854,381)		57,577,138

Total Investments — 97.9%
(Cost $46,854,381)		57,577,138
Other Assets and Liabilities, Net — 2.1%		1,208,535
Total Net Assets — 100.0%		$58,785,673

*	Non-income producing security.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2015

	Shares	Value
COMMON STOCKS — 96.4%
Consumer Discretionary — 18.7%
American Axle & Manufacturing Holdings, Inc. *	850	$21,956
Children’s Place Retail Stores, Inc.	313	20,091
Columbia Sportswear Co.	480	29,232
Cracker Barrel Old Country Store, Inc.	150	22,821
Dana Holding Corp.	1,015	21,477
DineEquity, Inc.	232	24,826
Outerwall, Inc.	305	20,167
Zumiez, Inc. *	600	24,150
		184,720
Consumer Staples — 2.0%
Sanderson Farms, Inc.	250	19,913

Energy — 2.4%
Abraxas Petroleum Corp. *	7,330	23,822

Financials — 6.2%
AmTrust Financial Services, Inc.	480	27,353
Evercore Partners, Inc.	399	20,612
World Acceptance Corp. *	187	13,636
		61,601
Health Care — 22.5%
AmSurg Corp. *	455	27,991
Anika Therapeutics, Inc. *	586	24,126
Centene Corp. *	466	32,941
Chemed Corp.	233	27,820
Infinity Pharmaceuticals, Inc. *	770	10,765
Ironwood Pharmaceuticals, Inc. *	730	11,680
NewLink Genetics Corp. *	330	18,054
NuVasive, Inc. *	631	29,020
PAREXEL International Corp. *	399	27,527
Sangamo BioSciences, Inc. *	820	12,858
		222,782
Industrials — 17.2%
A.O. Smith Corp.	420	27,577
Deluxe Corp.	415	28,751
Greenbrier Companies, Inc.	280	16,240
HNI Corp.	520	28,689
Meritor, Inc. *	1,415	17,843
Spirit Airlines, Inc. *	351	27,153
UniFirst Corp.	202	23,774
		170,027

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MARCH 31, 2015

	Shares	Value
Information Technology — 24.6%
ARRIS Group, Inc. *	805	$23,260
Aspen Technology, Inc. *	485	18,668
Cardtronics, Inc. *	515	19,364
Euronet Worldwide, Inc. *	455	26,731
InterDigital, Inc.	415	21,057
Manhattan Associates, Inc. *	564	28,544
MicroStrategy, Inc. — Class A *	130	21,995
NetScout Systems, Inc. *	515	22,583
NeuStar, Inc. — Class A *	735	18,096
Polycom, Inc. *	1,655	22,177
Take-Two Interactive Software, Inc. *	820	20,873
		243,348
Materials — 2.8%
Graphic Packaging Holding Co.	1,905	27,699
Total Common Stocks
(Cost $852,478)		953,912

SHORT-TERM INVESTMENT — 2.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.06%^
(Cost $24,573)	24,573	24,573

Total Investments — 98.9%
(Cost $877,051)		978,485
Other Assets and Liabilities, Net — 1.1%		11,029
Total Net Assets — 100.0%		$989,514

*	Non-income producing security.
^	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2015.

See Notes to the Financial Statements

SMITH GROUP FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2015

	Large Cap Core	Small Cap Focused
	Growth Fund	Growth Fund
ASSETS:
Investment securities
At cost	$46,854,381	$877,051
At value	$57,577,138	$978,485
Receivable for investment securities sold	4,573,893	—
Dividends & interest receivable	50,106	465
Receivable from Adviser	—	17,957
Receivable for capital shares sold	116,225	647
Prepaid expenses	19,294	25,066
Total Assets	62,336,656	1,022,620

LIABILITIES:
Bank overdraft	3,490,068	—
Payable to investment adviser	21,515	—
Payable for fund administration & accounting fees	11,903	10,878
Payable for capital shares redeemed	3,088	—
Payable for compliance fees	1,776	1,781
Payable for transfer agent fees & expenses	9,989	7,033
Payable for custody fees	—	1,204
Payable for trustee fees	2,863	3,168
Accrued distribution fees	172	233
Accrued other fees	9,609	8,809
Total Liabilities	3,550,983	33,106
NET ASSETS	$58,785,673	$989,514

NET ASSETS CONSIST OF:
Paid-in capital	$40,468,197	$925,735
Accumulated undistributed net investment income (loss)	165,902	(3,449)
Accumulated undistributed net realized gain (loss)
on investments	7,428,817	(34,206)
Net unrealized appreciation of investments	10,722,757	101,434
Net assets	$58,785,673	$989,514
Investor Class Shares:
Net assets	$62,398	$79,856
Shares issued and outstanding(1)	5,619	7,462
Net asset value, redemption price and offering
price per share	$11.11	$10.70
Institutional Class Shares:
Net assets	$58,723,275	$909,658
Shares issued and outstanding(1)	5,285,302	84,760
Net asset value, redemption price and offering
price per share	$11.11	$10.73

(1)	Unlimited shares authorized, without par value

See Notes to the Financial Statements

SMITH GROUP FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2015

	Large Cap Core	Small Cap Focused
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Interest income	$429	$8
Dividend income	521,710	2,394
Total investment income	522,139	2,402

EXPENSES:
Investment advisory fees (See Note 4)	193,326	3,408
Fund administration & accounting fees (See Note 4)	40,936	41,279
Transfer agent fees (See Note 4)	27,671	18,816
Federal & state registration fees	12,600	16,912
Audit fees	7,868	8,001
Legal fees	5,733	5,733
Compliance fees (See Note 4)	5,278	5,278
Trustee fees (See Note 4)	5,173	4,977
Custody fees (See Note 4)	4,921	4,060
Other expenses	3,199	2,191
Postage & printing fees	2,562	973
Distribution fees - Investor Class (See Note 5)	84	93
Total expenses before reimbursement/waiver	309,351	111,721
Less: reimbursement/waiver from investment
adviser (See Note 4)	(58,894)	(107,217)
Net expenses	250,457	4,504
NET INVESTMENT INCOME (LOSS)	271,682	(2,102)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	8,175,433	(10,709)
Net change in unrealized appreciation (depreciation)
of investments	(2,416,132)	106,299
Net realized and unrealized gain on investments	5,759,301	95,590

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$6,030,983	$93,488

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
OPERATIONS:
Net investment income	$271,682	$427,959
Net realized gain on investments	8,175,433	7,733,019
Net change in unrealized appreciation (depreciation)
on investments	(2,416,132)	2,272,838
Net increase in net assets resulting from operations	6,030,983	10,433,816

CAPITAL SHARE TRANSACTIONS:
Investor Class(1):
Proceeds from shares sold	—	67,790
Proceeds from reinvestment of distributions	7,836	—
Payments for shares redeemed	(13,192)	—
Increase (decrease) in net assets resulting from
Investor Class transactions	(5,356)	67,790
Institutional Class(2):
Proceeds from shares sold	9,951,293	11,222,065
Proceeds from reinvestment of distributions	7,115,857	6,450,441
Payments for shares redeemed	(19,919,959)	(16,116,360)
Increase (decrease) in net assets resulting from
Institutional Class transactions	(2,852,809)	1,556,146
Net increase (decrease) in net assets resulting from
capital share transactions	(2,858,165)	1,623,936

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(1)	(303)	—
Institutional Class(2)	(404,817)	(462,737)
From net realized gains:
Investor Class(1)	(7,533)	—
Institutional Class(2)	(7,007,851)	(6,133,732)
Total distributions to shareholders	(7,420,504)	(6,596,469)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,247,686)	5,461,283

NET ASSETS:
Beginning of period	63,033,359	57,572,076
End of period (including accumulated undistributed net
investment income of $165,902 and $299,340, respectively)	$58,785,673	$63,033,359

(1)	Inception date of the Investor Class was February 24, 2014.
(2)	Prior to February 24, 2014, Institutional Class Shares were known as Class I Shares.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period
	March 31, 2015	Inception(1) Through
	(Unaudited)	September 30, 2014
OPERATIONS:
Net investment loss	$(2,102)	$(1,347)
Net realized loss on investments	(10,709)	(23,497)
Net change in unrealized appreciation (depreciation)
on investments	106,299	(4,865)
Net increase (decrease) in net assets resulting from operations	93,488	(29,709)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	—	114,510
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	(38,526)
Increase in net assets resulting from Investor Class transactions	—	75,984
Institutional Class:
Proceeds from shares sold	279,201	576,579
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(5,974)	(55)
Increase in net assets resulting from Institutional Class transactions	273,227	576,524
Net increase in net assets resulting from capital share transactions	273,227	652,508

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	—
Institutional Class	—	—
From net realized gains:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	—	—
TOTAL INCREASE IN NET ASSETS	366,715	622,799

NET ASSETS:
Beginning of period	622,799	—
End of period (including accumulated undistributed net investment
loss of $(3,449) and $(1,347), respectively)	$989,514	$622,799

(1)	Inception date of the Fund was December 30, 2013.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period
Investor Class

	Six Months Ended	For the Period
	March 31, 2015	Inception(1) Through
	(Unaudited)	September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$11.39	$10.93
Investment operations:
Net investment income(2)	0.03	0.10
Net realized and unrealized gain on investments	1.02	0.36
Total from investment operations	1.05	0.46
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	(1.28)	—
Total distributions	(1.33)	—
Net asset value, end of period	$11.11	$11.39
TOTAL RETURN(3)	9.52%	4.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$62	$70
Ratio of expenses to average net assets(4):
Before expense reimbursement/waiver	1.23%	1.37%
After expense reimbursement/waiver	1.04%	1.04%
Ratio of net investment income to average net assets(4):
After expense reimbursement/waiver	0.61%	1.47%

Portfolio Turnover Rate(3)	35%	47%

(1)	Inception date of the Investor Class was February 24, 2014.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Institutional Class(1)

	Six Months Ended
	March 31, 2015	Year Ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
PER SHARE DATA:
Net asset value, beginning of period	$11.40	$10.70	$9.01	$7.15	$6.77	$6.31
Investment operations:
Net investment income(2)	0.04	0.08	0.10	0.04	0.05	0.02
Net realized and unrealized
gain on investments	1.02	1.89	1.66	1.84	0.37	0.46
Total from investment operations	1.06	1.97	1.76	1.88	0.42	0.48
Less distributions from:
Net investment income	(0.07)	(0.09)	(0.07)	(0.02)	(0.04)	(0.02)
Net realized gains	(1.28)	(1.18)	—	—	—	—
Total distributions	(1.35)	(1.27)	(0.07)	(0.02)	(0.04)	(0.02)
Paid-in capital from redemption fees	—	—	—	— (3)	— (3)	— (3)
Net asset value, end of period	$11.11	$11.40	$10.70	$9.01	$7.15	$6.77
TOTAL RETURN(4)	9.62%	19.09%	19.74%	26.37%	6.15%	7.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$58,723	$62,964	$57,572	$67,141	$52,671	$41,990
Ratio of expenses to average net assets(5):
Before expense reimbursement/waiver	0.98%	1.05%	0.94%	1.06%	1.29%	1.99%
After expense reimbursement/waiver	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average
net assets(5):
After expense reimbursement/waiver	0.86%	0.71%	1.01%	0.43%	0.61%	0.32%

Portfolio Turnover Rate(4)	35%	47%	66%	61%	84%	90%

(1)	Prior to February 24, 2014, Institutional Class shares were known as Class I Shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount represents less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Investor Class

	Six Months Ended	For the Period
	March 31, 2015	Inception(1) Through
	(Unaudited)	September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$9.53	$10.00
Investment operations:
Net investment loss(2)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.21	(0.43)
Total from investment operations	1.17	(0.47)
Less distributions from:
Net investment income	—	—
Net realized gains	—	—
Total distributions	—	—
Net asset value, end of period	$10.70	$9.53
TOTAL RETURN(3)	12.28%	(4.70)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$80	$71
Ratio of expenses to average net assets(4):
Before expense reimbursement/waiver	28.05%	66.99%
After expense reimbursement/waiver	1.35%	1.35%
Ratio of net investment loss to average net assets(4):
After expense reimbursement/waiver	(0.75)%	(0.56)%

Portfolio Turnover Rate(3)	37%	75%

(1)	Inception date of the Fund was December 30, 2013.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Institutional Class

	Six Months Ended	For the Period
	March 31, 2015	Inception(1) Through
	(Unaudited)	September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$9.55	$10.00
Investment operations:
Net investment loss(2)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.21	(0.43)
Total from investment operations	1.18	(0.45)
Less distributions from:
Net investment income	—	—
Net realized gains	—	—
Total distributions	—	—
Net asset value, end of period	$10.73	$9.55
TOTAL RETURN(3)	12.36%	(4.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$910	$552
Ratio of expenses to average net assets(4):
Before expense reimbursement/waiver	27.80%	42.88%
After expense reimbursement/waiver	1.10%	1.10%
Ratio of net investment loss to average net assets(4):
After expense reimbursement/waiver	(0.50)%	(0.31)%

Portfolio Turnover Rate(3)	37%	75%

(1)	Inception date of the Fund was December 30, 2013.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2015

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Smith Group Large Cap Core Growth Fund (“Large Cap Core Growth Fund”), and the Smith Group Small Cap Focused Growth Fund (“Small Cap Focused Growth Fund”) (or collectively, “the Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Large Cap Core Growth Fund commenced operations on June 1, 2007. The Large Cap Core Growth Fund Investor Class commenced operations on February 24, 2014. The Small Cap Focused Growth Fund commenced operations on December 30, 2013. The Funds currently offer two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% distribution fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2015 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

The Funds will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2015

shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2015

Equity Securities — Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s securities as of March 31, 2015:

Large Cap Core Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$57,577,138	$—	$—	$57,577,138
Total Investments in Securities	$57,577,138	$—	$—	$57,577,138

Small Cap Focused Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$953,912	$—	$—	$953,912
Short-Term Investment	24,573	—	—	24,573
Total Investments in Securities	$978,485	$—	$—	$978,485

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2015, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the industry classification of investments.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2015

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Smith Asset Management Group, L.P. (“the Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large Cap Core Growth Fund	0.61%
Small Cap Focused Growth Fund	0.85%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) based upon the average daily net assets of the Funds do not exceed the following:

Fund	Investor Class	Institutional Class
Large Cap Core Growth Fund	1.04%	0.79%
Small Cap Focused Growth Fund	1.35%	1.10%

Waived fees and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement for the Large Cap Core Growth Fund will be in effect and cannot be terminated through February 29, 2016. The Operating Expense Limitation Agreement for the Small Cap Focused Growth Fund will be in effect and cannot be terminated through February 28, 2025. During the period ended March 31, 2015, the Adviser did not recoup any of the previously waived fees. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	9/30/2017	9/30/2018
Large Cap Core Growth Fund	$116,941	58,894
Small Cap Focused Growth Fund	177,285	107,217

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2015

agency, custody and chief compliance officer services for the period ended March 31, 2015 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

5. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended March 31, 2015, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Fund	Amount
Large Cap Core Growth Fund	$84
Small Cap Focused Growth Fund	93

6. CAPITAL SHARE TRANSACTIONS

	Large Cap Core		Small Cap Focused
	Growth Fund		Growth Fund
	Six Months Ended		Six Months Ended	For the Period
	March 31, 2015	Year Ended	March 31, 2015	Inception(1) Through
	(Unaudited)	September 30, 2014	(Unaudited)	September 30, 2014
Investor Class:(2)
Shares sold	—	6,113	—	11,447
Shares issued to holders
in reinvestment of distributions	721	—	—	—
Shares redeemed	(1,215)	—	—	(3,985)
Net increase (decrease) in
Investor Class shares	(494)	6,113	—	7,462
Institutional Class:
Shares sold	899,518	997,605	27,603	57,770
Shares issued to holders in
reinvestment of distributions	654,633	599,483	—	—
Shares redeemed	(1,790,306)	(1,457,332)	(608)	(6)
Net increase (decrease) in
Institutional Class Shares	(236,155)	139,756	26,995	57,764
Net increase (decrease) in
shares outstanding	(236,649)	145,869	26,995	65,226

(1)	Inception date of the Fund was December 30, 2013.
(2)	Inception date of the Large Cap Core Growth Fund Investor Class was February 24, 2014.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2015

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the periods ended March 31, 2015, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Large Cap Core Growth Fund	$—	$—	$21,797,961	$30,976,808
Small Cap Focused Growth Fund	—	—	527,659	294,514

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2014, the Funds most recent fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Large Cap Core Growth Fund	$13,638,985	$(506,423)	$13,132,562	$49,888,629
Small Cap Focused Growth Fund	31,041	(36,821)	(5,780)	630,957

At September 30, 2014, components of accumulated earnings (deficit) on a tax-basis were as follows:

					Total
		Undistributed	Other	Unrealized	Accumulated
	Undistributed	Long-Term	Accumulated	Appreciation	Earnings
Fund	Ordinary Income	Capital Gains	Losses	(Depreciation)	(Losses)
Large Cap Core
Growth Fund	$2,160,821	$4,423,289	$(9,675)	$13,132,562	$19,706,997
Small Cap Focused	—	—	(23,929)	(5,780)	(29,709)
Growth Fund

The differences between book and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales on the Funds.

As of September 30, 2014, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2014, the Large Cap Core Growth Fund did not defer any qualified late year losses. The Small Cap Focused Growth Fund deferred, on a tax-basis, short-term post-October losses of $22,582. The Small Cap Focused Growth Fund also deferred, on a tax-basis, late year ordinary losses of $1,347.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2015

The tax character of distributions paid during the period ended March 31, 2015 were as follows:

		Long-Term
Fund	Ordinary Income*	Capital Gains	Total
Large Cap Core Growth Fund	$2,256,943	$5,163,561	$7,420,504
Small Cap Focused Growth Fund	—	—	—

The tax character of distributions paid during the period ended September 30, 2014 were as follows:

		Long-Term
Fund	Ordinary Income*	Capital Gains	Total
Large Cap Core Growth Fund	$462,737	$6,133,732	$6,596,469
Small Cap Focused Growth Fund	—	—	—

*For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2015, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Large Cap Core Growth Fund	Charles Schwab & Co., Inc. FBO	83.7%
Small Cap Focused Growth Fund	Wels Fargo FBO	57.6%
	TD Ameritrade	27.4%

SMITH GROUP FUNDS

Additional Information (Unaudited)
March 31, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Smith Asset Management Group, L.P.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees present in person who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Smith Asset Management Group, L.P. (“Smith Group”) regarding the Smith Group Large Cap Core Growth Fund and the Smith Group Small Cap Focused Growth Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2015, the Trustees received and considered information from Smith Group and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Smith Group with respect to each Fund; (2) the cost of the services provided and the profits realized by Smith Group from services rendered to the Trust with respect to each Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Smith Group resulting from services rendered to each Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Smith Group, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Smith Group set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Smith Group performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to each Fund are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Smith Group provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for each Fund the portfolio

SMITH GROUP FUNDS

Additional Information (Unaudited) – Continued
March 31, 2015

securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Great Lakes effected on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees considered Smith Group’s strong capitalization, its $2.9 billion of assets under management, and each Fund’s investment performance, as of December 31, 2014, compared to the performance of its respective benchmark(s) and to the composite of accounts that Smith Group manages utilizing similar investment strategies. The Trustees observed that each Fund underperformed its respective benchmark(s) since the Fund’s inception, but noted that the Smith Group Large Cap Core Growth Fund had exceeded its benchmarks during other short and longer-term time periods and continues to provide positive returns. The Trustees also noted that the Smith Group Small Cap Focused Growth Fund has achieved positive returns over the course of its limited operations and further noted that it is difficult to make meaningful comparisons with short-term results. The Trustees also observed that each Fund’s performance was consistent with the performance of its respective composite over all relevant time periods. The Trustees then considered the investment philosophy of each Fund’s portfolio managers and noted their experience managing assets with similar investment objectives. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Smith Group provides to each Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each Fund pays to Smith Group under the Investment Advisory Agreement, as well as Smith Group’s profitability from services that it rendered to the Smith Group Large Cap Core Growth Fund from February 24, 2014 through June 30, 2014 and the Smith Group Small Cap Focused Growth Fund from December 30, 2013 through ended June 30, 2014. In that regard, the Trustees noted that Smith Group subsidizes the costs of all shareholder (other than transfer agency fees) and distribution services rendered to each Fund which exceeds the projected Rule 12b-1 fees payable by that Fund. The Trustees noted that the management fees Smith Group respectively charges to separately managed accounts with similar investment strategies and similar asset levels of each Fund are lower than the advisory fees that the each Fund pays to Smith Group. They also noted, however, that Smith Group has additional responsibilities with respect to the Funds, including additional compliance obligations and the preparation of Board and shareholder materials that justify the higher fees. The Trustees also considered that Smith Group had contractually agreed to reduce its management fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees concluded that Smith Group’s service relationship has not been profitable with respect to each Fund.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds in the same Morningstar benchmark category. The Trustees noted that:

●	The Smith Group Large Cap Core Growth Fund’s management fee was lower than both the average and median management fees of funds comprising the benchmark category. After fee waivers and expense reimbursements, the total expenses of the Institutional Class and Investor Class shares of the Fund were each lower than the average and median total expenses of funds comprising the benchmark category;

SMITH GROUP FUNDS

Additional Information (Unaudited) – Continued
March 31, 2015

●	The Smith Group Small Cap Focused Growth Fund’s management fee was slightly lower than the average, and similar to the median, management fees of funds comprising the benchmark category. After fee waivers and expense reimbursements, the total expenses of the Fund’s Institutional Class shares were lower than, and the Investor Class shares were higher than, the average and median total expenses of funds comprising the benchmark category.

The Trustees also considered that the average net assets of funds comprising the benchmark category for each Fund were significantly higher than the assets of that Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Smith Group’s advisory fees continue to be reasonable.

Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase. The Trustees also considered that Smith Group had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits. The Trustees considered the extent to which Smith Group utilizes soft dollar arrangements with respect to portfolio transactions, and noted that affiliated brokers are not used to execute either Fund’s portfolio transactions. While the Trustees noted that Rule 12b-1 fees may be paid to Smith Group and as compensation for shareholder and distribution services performed on behalf of each Fund, the Trustees observed that distribution expenses that Smith Group incurred significantly exceed any Rule 12b-1 payments from each Fund. The Trustees concluded that Smith Group will not receive any additional financial benefits from services rendered to each Fund.

SMITH GROUP FUNDS

Additional Information (Unaudited)
March 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-877-764-8465.

AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-764-8465. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-877-764-8465, or (2) on the SEC’s website at www.sec.gov.

SMITH GROUP FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Smith Asset Management Group, L.P.
100 Crescent Court, Suite 1150
Dallas, Texas 75201

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-764-8465.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	6/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	6/4/15

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	6/4/15

* Print the name and title of each signing officer under his or her signature.